Related Party Transactions and Balances - Schedule of Significant Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Total revenues – related parties		$ 483	$ 815
Provision of marketing, operation and technical support services to Jinjiang School [Member] | Jinjiang School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		48	67
Provision of marketing, operation and technical support services to Quanzhou School [Member] | Quanzhou School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		60	126
Processing of academic education applications to Jinjiang School [Member] | Jinjiang School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		101	183
Processing of academic education applications to Quanzhou School [Member] | Quanzhou School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		107	234
Sales of teaching and learning materials to Jinjiang School [Member] | Jinjiang School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		74	71
Sales of teaching and learning materials to Quanzhou School [Member] | Quanzhou School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		49	62
Online training to Jinjiang School [Member] | Jinjiang School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		28	37
Online training to Quanzhou School [Member] | Quanzhou School [Member]
Schedule of Significant Transactions with Related Parties [Line Items]
Revenues		$ 16	$ 35